Investment Objectives and Goals - Defiance Nasdaq 100 Double Short Hedged ETF	Jun. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Nasdaq 100 Double Short Hedged ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Nasdaq 100 Double Short Hedged ETF (the “Fund”) seeks total return.